Pension and other post-retirement obligations (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Net Liability Recognised in Consolidated Balance Sheet
Net liability recognised in the Consolidated Balance Sheet
The net liability recognised in the Consolidated Balance Sheet is as follows:

	Defined benefit pension schemes / post- employment obligations		Post-retirement medical schemes
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
Present value of funded defined benefit obligation	377	613	–	–
Present value of unfunded defined benefit obligation	358	354	197	214
Fair value of defined benefit scheme assets	(398)	(634)	–	–

Scheme deficit	337	333	197	214

Unrecognised surplus	–	–	–	–
Unrecognised past service credits	–	–	–	–
Adjustment for employer contributions tax	–	–	–	–

Net liability recognised in the Consolidated Balance Sheet	337	333	197	214